TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.8%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 1.0%
-----------------------------------------------------------------------
Havas Advertising SA                           200,000     $    911,076
-----------------------------------------------------------------------
                                                           $    911,076
-----------------------------------------------------------------------
Airlines -- 1.3%
-----------------------------------------------------------------------
Ryanair Holdings PLC(1)                        200,000     $  1,287,390
-----------------------------------------------------------------------
                                                           $  1,287,390
-----------------------------------------------------------------------
Apparel -- 0.0%
-----------------------------------------------------------------------
Inditex                                          1,500     $     33,720
-----------------------------------------------------------------------
                                                           $     33,720
-----------------------------------------------------------------------
Applications Software -- 2.3%
-----------------------------------------------------------------------
Satyam Computer Services ADR(1)                200,000     $  2,164,000
-----------------------------------------------------------------------
                                                           $  2,164,000
-----------------------------------------------------------------------
Automobiles -- 1.8%
-----------------------------------------------------------------------
Toyota Motor Co.                                70,000     $  1,702,718
-----------------------------------------------------------------------
                                                           $  1,702,718
-----------------------------------------------------------------------
Banking -- 6.4%
-----------------------------------------------------------------------
ABN Amro Holdings                               92,500     $  1,358,469
Allied Irish Banks PLC                          75,789        1,062,012
HSBC Holdings PLC                              151,780        1,690,714
Lloyds TSB Group PLC                           100,000          860,475
Royal Bank of Scotland Group PLC                50,000        1,176,504
-----------------------------------------------------------------------
                                                           $  6,148,174
-----------------------------------------------------------------------
Biotechnology -- 0.5%
-----------------------------------------------------------------------
Lion Bioscience AG ADR(1)                      200,000     $    512,000
-----------------------------------------------------------------------
                                                           $    512,000
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.7%
-----------------------------------------------------------------------
Capital Radio PLC                              200,000     $  1,634,902
-----------------------------------------------------------------------
                                                           $  1,634,902
-----------------------------------------------------------------------
Broadcasting and Publishing -- 1.9%
-----------------------------------------------------------------------
Gruppo Editoriale L'Espresso SPA               300,000     $    978,912
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Broadcasting and Publishing (continued)
-----------------------------------------------------------------------
Nippon Television Network                        5,000     $    812,179
-----------------------------------------------------------------------
                                                           $  1,791,091
-----------------------------------------------------------------------
Business and Public Services -- 0.5%
-----------------------------------------------------------------------
Sap AG                                           6,000     $    462,272
-----------------------------------------------------------------------
                                                           $    462,272
-----------------------------------------------------------------------
Business Services -- 1.1%
-----------------------------------------------------------------------
Thiel Logistik AG(1)                           200,000     $  1,035,854
-----------------------------------------------------------------------
                                                           $  1,035,854
-----------------------------------------------------------------------
Chemicals -- 0.4%
-----------------------------------------------------------------------
Sumitomo Bakelite Co., Ltd.                     99,750     $    400,596
-----------------------------------------------------------------------
                                                           $    400,596
-----------------------------------------------------------------------
Computer Services -- 0.2%
-----------------------------------------------------------------------
Pivotal Corp.(1)                               240,000     $    163,200
-----------------------------------------------------------------------
                                                           $    163,200
-----------------------------------------------------------------------
Computer Software & Services -- 0.6%
-----------------------------------------------------------------------
Maconomy A/S(1)                                878,800     $    585,500
-----------------------------------------------------------------------
                                                           $    585,500
-----------------------------------------------------------------------
Construction and Housing -- 0.6%
-----------------------------------------------------------------------
Volker Wessels Stevin                           30,000     $    609,034
-----------------------------------------------------------------------
                                                           $    609,034
-----------------------------------------------------------------------
Consumer Electronics -- 2.5%
-----------------------------------------------------------------------
Philips Electronics NV                          50,000     $    896,221
Sony Corp.                                      34,950        1,503,441
-----------------------------------------------------------------------
                                                           $  2,399,662
-----------------------------------------------------------------------
Data Processing and Reproduction -- 1.3%
-----------------------------------------------------------------------
Canon, Inc.                                     34,150     $  1,259,962
-----------------------------------------------------------------------
                                                           $  1,259,962
-----------------------------------------------------------------------
Drugs -- 11.4%
-----------------------------------------------------------------------
Biovail Corp.(1)                                50,000     $  1,582,500
GlaxoSmithKline PLC                            100,674        1,921,555

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Drugs (continued)
-----------------------------------------------------------------------
Novartis AG                                     40,000     $  1,525,539
Roche Holding AG                                25,000        1,769,747
Shire Pharmaceuticals Group PLC(1)             200,000        1,611,435
Takeda Chemical Industries, Ltd.                59,950        2,490,780
-----------------------------------------------------------------------
                                                           $ 10,901,556
-----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 0.5%
-----------------------------------------------------------------------
Siemens AG                                      10,000     $    473,264
-----------------------------------------------------------------------
                                                           $    473,264
-----------------------------------------------------------------------
Energy Sources -- 4.1%
-----------------------------------------------------------------------
BP Amoco PLC                                   350,000     $  2,245,057
Royal Dutch Petroleum Co.                       40,000        1,730,252
-----------------------------------------------------------------------
                                                           $  3,975,309
-----------------------------------------------------------------------
Environmental Services -- 2.3%
-----------------------------------------------------------------------
Tomra Systems ASA                              300,000     $  2,198,585
-----------------------------------------------------------------------
                                                           $  2,198,585
-----------------------------------------------------------------------
Financial Services -- 8.0%
-----------------------------------------------------------------------
Acom Co., Ltd.                                  35,050     $  1,084,316
Fortis                                          85,947        1,571,192
ING Groep NV                                   100,000        1,672,617
Nomura Securities Co., Ltd.                     49,200          566,256
Promise Co., Ltd.                               45,050        1,459,869
Van Der Moolen Holdings NV                      60,000        1,339,876
-----------------------------------------------------------------------
                                                           $  7,694,126
-----------------------------------------------------------------------
Food - Retail -- 0.3%
-----------------------------------------------------------------------
Koninklijke Ahold NV/Geneva                     25,000     $    314,420
-----------------------------------------------------------------------
                                                           $    314,420
-----------------------------------------------------------------------
Food and Household Products -- 2.5%
-----------------------------------------------------------------------
Nestle SA                                       10,000     $  2,144,018
Parmalat Finanziaria SPA                       100,000          279,859
-----------------------------------------------------------------------
                                                           $  2,423,877
-----------------------------------------------------------------------
Household Durables -- 1.0%
-----------------------------------------------------------------------
Nitori Co., Ltd.                                 9,900     $    383,846
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Household Durables (continued)
-----------------------------------------------------------------------
Sega Corp.(1)                                   50,000     $    604,032
-----------------------------------------------------------------------
                                                           $    987,878
-----------------------------------------------------------------------
Industrial Automation -- 0.2%
-----------------------------------------------------------------------
Elektrobit Group Oyj                           827,200     $    229,369
-----------------------------------------------------------------------
                                                           $    229,369
-----------------------------------------------------------------------
Industrial Conglomerate -- 1.0%
-----------------------------------------------------------------------
Sonae, S.G.P.S., SA(1)                       2,500,000     $    940,785
-----------------------------------------------------------------------
                                                           $    940,785
-----------------------------------------------------------------------
Insurance -- 9.4%
-----------------------------------------------------------------------
Aegon NV                                       167,470     $  2,270,425
Allianz AG Holding                              15,000        1,575,765
Assicurazione Generali SPA                      25,000          445,387
AXA Company                                    140,000        2,089,335
Legal and General Group PLC                    319,805          555,372
QBE (NL) Insurance Group, Ltd.                  10,000           42,735
Swiss Reinsurance                               30,000        2,083,051
-----------------------------------------------------------------------
                                                           $  9,062,070
-----------------------------------------------------------------------
Internet Service Provider -- 0.2%
-----------------------------------------------------------------------
Terra Networks SA(1)                            34,500     $    167,410
-----------------------------------------------------------------------
                                                           $    167,410
-----------------------------------------------------------------------
Investment Services -- 3.5%
-----------------------------------------------------------------------
Amvescap PLC                                   400,000     $  2,478,168
Zurich Financial Services                        8,823          830,780
-----------------------------------------------------------------------
                                                           $  3,308,948
-----------------------------------------------------------------------
Medical Products -- 3.0%
-----------------------------------------------------------------------
Cambridge Antibody Technology Group
PLC(1)                                          65,000     $    630,493
Given Imaging, Ltd.(1)                         155,000        1,550,000
QIAGEN NV(1)                                   100,000          670,000
-----------------------------------------------------------------------
                                                           $  2,850,493
-----------------------------------------------------------------------
Multimedia -- 0.6%
-----------------------------------------------------------------------
Pearson PLC                                     50,000     $    533,494
-----------------------------------------------------------------------
                                                           $    533,494
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.2%
-----------------------------------------------------------------------
Total Fina Elf SA                               15,000     $  2,066,261
-----------------------------------------------------------------------
                                                           $  2,066,261
-----------------------------------------------------------------------
Retail -- 2.3%
-----------------------------------------------------------------------
Don Quijote Co., Ltd.                           15,000     $  1,313,770
Fast Retailing Co., Ltd.                        30,000          928,088
-----------------------------------------------------------------------
                                                           $  2,241,858
-----------------------------------------------------------------------
Retail - Drug Stores -- 1.6%
-----------------------------------------------------------------------
Matsumotokiyoshi Co., Ltd.                      19,900     $    748,829
Shoppers Drug Mart Corp.(1)                     50,000          794,954
-----------------------------------------------------------------------
                                                           $  1,543,783
-----------------------------------------------------------------------
Semiconductor Components / Integrated Circuits -- 0.8%
-----------------------------------------------------------------------
Taiwan Semiconductor SP ADR(1)                 100,000     $    782,000
-----------------------------------------------------------------------
                                                           $    782,000
-----------------------------------------------------------------------
Semiconductor Equipment -- 3.1%
-----------------------------------------------------------------------
Arm Holdings PLC(1)                            700,000     $    618,760
ASML Holding NV(1)                              50,000          438,208
Rohm Co.                                        14,950        1,882,936
-----------------------------------------------------------------------
                                                           $  2,939,904
-----------------------------------------------------------------------
Telecommunication Equipment -- 4.0%
-----------------------------------------------------------------------
Nokia Oyj                                      155,000     $  2,632,465
Nokia Oyj ADR                                   25,000          415,500
Telefonaktiebolaget LM Ericsson ADR            100,000          789,000
-----------------------------------------------------------------------
                                                           $  3,836,965
-----------------------------------------------------------------------
Telecommunications -- 9.8%
-----------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.               400     $  1,466,003
NTT Mobile Communication Network, Inc.             925        1,706,391
Sonera Oyj(1)                                  400,000        1,857,803
Telecom Italia Mobile SPA                      300,000        1,391,867
Vodafone Group PLC                           1,622,954        2,608,937
Vodafone Group PLC ADR                          25,000          398,000
-----------------------------------------------------------------------
                                                           $  9,429,001
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Telecommunications - Services -- 0.9%
-----------------------------------------------------------------------
BCE, Inc.                                       50,000     $    867,500
-----------------------------------------------------------------------
                                                           $    867,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $134,315,766)                          $ 92,870,007
-----------------------------------------------------------------------

PREFERRED STOCKS -- 1.3%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.3%
-----------------------------------------------------------------------
ProSiebenSat.1 Media AG                         50,000     $    327,294
-----------------------------------------------------------------------
                                                           $    327,294
-----------------------------------------------------------------------
Construction and Housing -- 1.0%
-----------------------------------------------------------------------
Dyckerhoff AG                                  121,117     $    911,561
-----------------------------------------------------------------------
                                                           $    911,561
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $2,579,444)                            $  1,238,855
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 9.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
SLMA Discount Note, 1.72%, 11/1/02          $    8,578     $  8,578,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $8,578,000)                         $  8,578,000
-----------------------------------------------------------------------
Total Investments -- 107.1%
   (identified cost $145,473,210)                          $102,686,862
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (7.1)%                   $ (6,767,255)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $ 95,919,607
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
--------------------------------------------------------------------
Australia                                         0.0%   $    42,735
Belgium                                           1.6      1,571,192
Canada                                            3.6      3,408,154
Denmark                                           0.6        585,500
Finland                                           5.3      5,135,137
France                                            5.3      5,066,672
Germany                                           5.5      5,298,010
India                                             2.3      2,164,000
Ireland                                           2.5      2,349,402
Israel                                            1.6      1,550,000
Italy                                             3.2      3,096,025
Japan                                            21.2     20,314,011
Netherlands                                      11.8     11,299,523
Norway                                            2.3      2,198,585
Portugal                                          1.0        940,785
Spain                                             0.2        201,130
Sweden                                            0.8        789,000
Switzerland                                       8.7      8,353,134
Taiwan                                            0.8        782,000
United Kingdom                                   19.8     18,963,867
--------------------------------------------------------------------
TOTAL COMMON STOCKS AND PREFERRED STOCKS         98.1    $94,108,862
--------------------------------------------------------------------
SHORT-TERM INVESTMENTS                            9.0    $ 8,578,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $145,473,210)                          $102,686,862
Cash                                               977
Receivable for investments sold                699,948
Dividends receivable                            81,896
Prepaid expenses                                   438
Tax reclaim receivable                         161,827
------------------------------------------------------
TOTAL ASSETS                              $103,631,948
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  7,673,822
Payable to affiliate for Trustees' fees            842
Accrued expenses                                37,677
------------------------------------------------------
TOTAL LIABILITIES                         $  7,712,341
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 95,919,607
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $138,677,394
Net unrealized depreciation (computed on
   the basis of identified cost)           (42,757,787)
------------------------------------------------------
TOTAL                                     $ 95,919,607
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $204,867)                              $  1,346,385
Interest                                       104,636
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,451,021
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,224,128
Trustees' fees and expenses                     10,836
Custodian fee                                  162,334
Legal and accounting services                   27,192
Miscellaneous                                   37,743
------------------------------------------------------
TOTAL EXPENSES                            $  1,462,233
------------------------------------------------------

NET INVESTMENT LOSS                       $    (11,212)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(50,653,060)
   Foreign currency transactions                (6,402)
------------------------------------------------------
NET REALIZED LOSS                         $(50,659,462)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 16,081,355
   Foreign currency                             15,712
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 16,097,067
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(34,562,395)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(34,573,607)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2002  OCTOBER 31, 2001(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (11,212) $          (244,067)
   Net realized loss                           (50,659,462)         (18,227,254)
   Net change in unrealized appreciation
      (depreciation)                            16,097,067           (3,353,534)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $    (34,573,607) $       (21,824,855)
-------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed International
      Growth Fund                         $             --  $       167,666,427
   Contributions                               138,941,754           18,128,715
   Withdrawals                                (147,966,444)         (24,552,393)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     (9,024,690) $       161,242,749
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (43,598,297) $       139,417,894
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of year                      $    139,517,904  $           100,010
-------------------------------------------------------------------------------
AT END OF YEAR                            $     95,919,607  $       139,517,904
-------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  YEAR ENDED OCTOBER 31,
                                  -----------------------
                                    2002        2001(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.20%         1.23%(2)
   Net investment loss              (0.01)%       (0.59)%(2)
Portfolio Turnover                    128%           31%
---------------------------------------------------------
TOTAL RETURN(3)                    (27.07)%          --
---------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $95,920      $139,518
---------------------------------------------------------

 (1) For the period from the start of business July 23, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed International Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2002, the advisory fee amounted to $1,224,128. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $149,497,294 and $159,277,119, respectively, for the year ended October 31, 2002.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $147,145,258
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,929,510
    Gross unrealized depreciation              (48,387,906)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(44,458,396)
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2002.

7 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation,

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of the investable assets of Eaton Vance Tax-Managed International Growth Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $167,666,427, including net unrealized depreciation of $55,501,320. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

9 Subsequent Event
-------------------------------------------
   Effective November 18, 2002, Kiersten Christensen is the portfolio manager of the Tax-Managed International Growth Portfolio. She has been an EVM equity analyst since August 2000 and is a Vice President of EVM and BMR. Prior to joining EVM, Ms. Christensen was a portfolio manager and equity analyst at Lloyd George Investment Management (Bermuda) Limited.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed International Growth Portfolio (the Portfolio) as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets, and the supplementary data for the year ended October 31, 2002, and for the period from the start of business, July 23, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Tax-Managed International Growth Portfolio as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the supplementary data for the year ended October 31, 2002, and for the period from the start of business, July 23, 2001 to October 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2001

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                          of the Portfolio   of BMR, EVM and their
                                             since 1998      corporate parent and
                                                             trustee, Eaton Vance
                                                             Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the Trust
                                                             and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1998      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III                                     Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                              and Director of Telect,
                                             since 1998      Harvard University                             Inc. (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1984;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1998      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds
                                                             (mutual funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 1998

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 34 investment
 7/28/59                                                     companies managed by EVM or
                                                             BMR.
 Kiersten            Vice President of       Since 2002      Vice President of EVM and BMR
 Christensen           the Portfolio                         since August 2000. Previously,
 10/21/65                                                    a portfolio manager and equity
                                                             analyst at Lloyd George
                                                             Investment Management
                                                             (Bermuda) Limited. Officer of
                                                             1 investment company managed
                                                             by EVM or BMR.
 Thomas E. Faust      President of the       Since 2002      Executive Vice President and
 Jr.                       Trust                             Chief Investment Officer of
 5/31/58                                                     EVM and BMR and Director of
                                                             EVC. Officer of 50 investment
                                                             companies managed by EVM or
                                                             BMR.
 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 investment
                                                             companies managed by EVM or
                                                             BMR.
 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR
 7/15/47                 the Trust                           since December 1999.
                                                             Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998). Officer
                                                             of 23 investment companies
                                                             managed by EVM or BMR.
 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh               the Trust                           Officer of 125 investment
 1/22/57                                                     companies managed by EVM or
                                                             BMR.
 Duncan W.           Vice President of   Vice President of   Senior Vice President and
 Richardson              the Trust;       the Trust since    Chief Equity Investment
 10/26/57               President of     2001; President of  Officer of EVM and BMR.
                       the Portfolio       the Portfolio     Officer of 40 companies
                                             since 2002      managed by EVM or BMR.
 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Research
 7/20/57                 the Trust                           and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             investment companies managed
                                                             by EVM or BMR.
 Susan M. Schiff     Vice President of       Since 2002      Vice President of EVM and BMR.
 3/13/61                 the Trust                           Officer of 24 investment
                                                             companies managed by EVM or
                                                             BMR.
 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 investment
 10/5/44                                                     companies managed by EVM or
                                                             BMR.
 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust since 1997;   Chief Legal Officer of BMR,
                                          of the Portfolio   EVM, EVD and EVC. Officer of
                                             since 1998      190 investment companies
                                                             managed by EVM or BMR.
 Kristin S.             Treasurer of       Since 2002(2)     Assistant Vice President of
 Anagnost              the Portfolio                         EVM and BMR. Officer of 109
 6/12/65                                                     investment companies managed
                                                             by EVM or BMR (since January
                                                             1998.) Formerly, Manager at
                                                             Chase Global Funds Services
                                                             Company.
 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM,
 4/1/45                    Trust                             and EVD. Officer of 112
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.